TFA - Key economic assumptions at balance sheet date (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 579.0	SFr 258.0
Weighted-average life, in years	4 years 8 months 12 days	7 years 2 months 13 days
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (8.8)	SFr (6.0)
Impact on fair value from 20% adverse change in cash flow discount rate	(17.0)	(11.7)
Impact on fair value from 10% adverse change in expected credit losses	(3.9)	(3.5)
Impact on fair value from 20% adverse change in expected credit losses	SFr (7.8)	SFr (6.9)
CMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	2.70%	2.30%
Expected credit losses rate (rate per annum), in % (as a percent)	0.60%	0.70%
CMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	12.30%	28.80%
Expected credit losses rate (rate per annum), in % (as a percent)	6.30%	28.00%
CMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 100.0	SFr 70.0
RMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 1,985.0	SFr 1,851.0
Weighted-average life, in years	8 years 1 month 5 days	8 years 1 month 5 days
Impact on fair value from 10% adverse change in prepayment speed	SFr (35.0)	SFr (28.7)
Impact on fair value from 20% adverse change in prepayment speed	(68.1)	(55.9)
Impact on fair value from 10% adverse change in cash flow discount rate	(49.2)	(48.1)
Impact on fair value from 20% adverse change in cash flow discount rate	(95.3)	(93.5)
Impact on fair value from 10% adverse change in expected credit losses	(23.6)	(27.3)
Impact on fair value from 20% adverse change in expected credit losses	SFr (46.1)	SFr (53.3)
RMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	1.00%	2.00%
Cash flow discount rate per annum, in % (as a percent)	1.90%	1.70%
Expected credit losses rate (rate per annum), in % (as a percent)	0.50%	0.90%
RMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	25.00%	26.90%
Cash flow discount rate per annum, in % (as a percent)	30.60%	47.20%
Expected credit losses rate (rate per annum), in % (as a percent)	28.20%	44.90%
RMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 508.0	SFr 523.0
Other asset-backed financings
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 665.0	SFr 443.0
Weighted-average life, in years	6 years 4 months 26 days	5 years 7 months 7 days
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (12.4)	SFr (8.3)
Impact on fair value from 20% adverse change in cash flow discount rate	(24.5)	(16.4)
Impact on fair value from 10% adverse change in expected credit losses	(6.6)	(5.1)
Impact on fair value from 20% adverse change in expected credit losses	SFr (12.9)	SFr (10.0)
Other asset-backed financings | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	1.00%	0.80%
Expected credit losses rate (rate per annum), in % (as a percent)	0.70%	0.90%
Other asset-backed financings | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	11.70%	21.20%
Expected credit losses rate (rate per annum), in % (as a percent)	10.20%	21.20%
Other asset-backed financings | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 50.0	SFr 32.0
Bank | CMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 579.0	SFr 258.0
Weighted-average life, in years	4 years 8 months 12 days	7 years 2 months 13 days
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (8.8)	SFr (6.0)
Impact on fair value from 20% adverse change in cash flow discount rate	(17.0)	(11.7)
Impact on fair value from 10% adverse change in expected credit losses	(3.9)	(3.5)
Impact on fair value from 20% adverse change in expected credit losses	SFr (7.8)	SFr (6.9)
Bank | CMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	2.70%	2.30%
Expected credit losses rate (rate per annum), in % (as a percent)	0.60%	0.70%
Bank | CMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	12.30%	28.80%
Expected credit losses rate (rate per annum), in % (as a percent)	6.30%	28.00%
Bank | CMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 100.0	SFr 70.0
Bank | RMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 1,985.0	SFr 1,851.0
Weighted-average life, in years	8 years 1 month 5 days	8 years 1 month 5 days
Impact on fair value from 10% adverse change in prepayment speed	SFr (35.0)	SFr (28.7)
Impact on fair value from 20% adverse change in prepayment speed	(68.1)	(55.9)
Impact on fair value from 10% adverse change in cash flow discount rate	(49.2)	(48.1)
Impact on fair value from 20% adverse change in cash flow discount rate	(95.3)	(93.5)
Impact on fair value from 10% adverse change in expected credit losses	(23.6)	(27.3)
Impact on fair value from 20% adverse change in expected credit losses	SFr (46.1)	SFr (53.3)
Bank | RMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	1.00%	2.00%
Cash flow discount rate per annum, in % (as a percent)	1.90%	1.70%
Expected credit losses rate (rate per annum), in % (as a percent)	0.50%	0.90%
Bank | RMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	25.00%	26.90%
Cash flow discount rate per annum, in % (as a percent)	30.60%	47.20%
Expected credit losses rate (rate per annum), in % (as a percent)	28.20%	44.90%
Bank | RMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 508.0	SFr 523.0
Bank | Other asset-backed financings
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 665.0	SFr 443.0
Weighted-average life, in years	6 years 4 months 26 days	5 years 7 months 7 days
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (12.4)	SFr (8.3)
Impact on fair value from 20% adverse change in cash flow discount rate	(24.5)	(16.4)
Impact on fair value from 10% adverse change in expected credit losses	(6.6)	(5.1)
Impact on fair value from 20% adverse change in expected credit losses	SFr (12.9)	SFr (10.0)
Bank | Other asset-backed financings | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	1.00%	0.80%
Expected credit losses rate (rate per annum), in % (as a percent)	0.70%	0.90%
Bank | Other asset-backed financings | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	11.70%	21.20%
Expected credit losses rate (rate per annum), in % (as a percent)	10.20%	21.20%
Bank | Other asset-backed financings | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 50.0	SFr 32.0